SHARE BASED COMPENSATION (Details 2) - Share-Based Payment Arrangement, Option [Member] - $ / shares	1 Months Ended
	Sep. 29, 2025	May 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price (in dollars per share)	$ 8.70	$ 1.42
Expected dividend yield
Expected stock price volatility	146.00%	189.00%
Risk-free interest rate	3.77%	4.69%
Expected term (years) (Year)	6 years 29 days	6 years 29 days